Annual Operating Expenses - FidelityGlobalEquityIncomeFund-AMCIZPRO - FidelityGlobalEquityIncomeFund-AMCIZPRO - Fidelity Global Equity Income Fund	Dec. 30, 2024
Fidelity Advisor Global Equity Income Fund - Class C
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%	[1]
Total annual operating expenses	1.94%
Fidelity Advisor Global Equity Income Fund - Class Z
Operating Expenses:
Management fee	0.72%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual operating expenses	0.80%
Fidelity Advisor Global Equity Income Fund - Class A
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%	[1]
Total annual operating expenses	1.19%
Fidelity Advisor Global Equity Income Fund - Class M
Operating Expenses:
Management fee	0.86%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.08%	[1]
Total annual operating expenses	1.44%
Fidelity Advisor Global Equity Income Fund - Class I
Operating Expenses:
Management fee	0.85%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%	[1]
Total annual operating expenses	0.93%

[1]	A Based on estimated amounts for the current fiscal year.